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CHRISTOPHER DAILEY christopher.dailey@dechert.com +1 617 728 7121 Direct
December 30, 2019	+1 617 275 8396 Fax

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 784 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus offering Class R6 Shares that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 23, 2019.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7121.

Sincerely,

/s/ Christopher Dailey
Christopher Dailey